SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
Schedule of number of warrants and outstanding

		Weighted Average Fair
Number of warrants outstanding	Number	Value
Balance as of January 1, 2021	10,486	$6,516
Exercise of warrants	(7,555)	(4,694)
Forfeitures of warrants, due to expiration	(57)	(36)
Balance as of December 31, 2021	2,874	1,786
No activity
Balance as of December 31, 2022	2,874	$1,786